Non-operating expenses (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of Equity Method Investments [Line Items]
Other non-operating expenses	$ 307,000	$ 847,000	$ 153,000
OpenLimit Holding AG
Schedule of Equity Method Investments [Line Items]
Other non-operating expenses	$ 300,050